                    ---------------------------------------

                        Semiannual Report April 30, 1999

                    ---------------------------------------

                              O P P E N H E I M E R

                                      Quest
                                  Opportunity
                                   Value Fund

                                   [GRAPHIC]

                                     [LOGO]
                              Oppenheimer Funds(R)
                            THE RIGHT WAY TO INVEST

Contents

3     President's Letter

5     An Interview with Your Fund's Manager

11    Financial Statements

28    Officers and Trustees

32    Information and Services


Report highlights
--------------------------------------------------------------------------------

o Value stocks continued to lag growth stocks, bringing their valuations difference to their widest levels in years.

o The Fund made few new purchases during the period because good values in large-cap stocks have been difficult to find.

Cumulative Total Returns
For the 6-Month Period
Ended 4/30/99

Class A
Without        With
Sales Chg.(1)  Sales Chg.(2)
---------------------------
15.61%         8.96%
---------------------------

Class B
Without        With
Sales Chg.(1)  Sales Chg.(2)
---------------------------
15.36%         10.36%
---------------------------

Class C
Without        With
Sales Chg.(1)  Sales Chg.(2)
---------------------------
15.36%         14.36%
---------------------------

Class Y
Without        With
Sales Chg.(1)  Sales Chg.(2)
---------------------------
15.72%         15.72%
---------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class Y shares are available only to certain institutional investors under special agreement with the Distributor. Class A shares are subject to an annual 0.25% asset-based sales charge while Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2  Oppenheimer Quest Opportunity Value Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Quest Opportunity
Value Fund


Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


3  Oppenheimer Quest Opportunity Value Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999


4  Oppenheimer Quest Opportunity Value Fund

[PHOTO]

Portfolio Management
Team (l to r)
Richard Glasebrook II
(Portfolio Manager)
James Sheldon


An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer Quest Opportunity Value Fund perform during the six-month period that ended April 30, 1999?

Despite a very difficult environment for value-oriented stocks, we are generally pleased with the Fund's performance. However, we have continued to be disappointed that the extreme difference in valuations between growth-oriented stocks and value-oriented stocks has remained at historically wide levels. We attribute the value sector's relative weakness to investors' persistent preference for large-cap names with predictable earnings over more mature companies selling at attractive prices.

To what do you attribute the Fund's performance?

Our stock selection strategy worked well, in our opinion. As value managers who look at stocks on a company-by-company basis, rather than according to market or industry trends, we recognize that we must be patient when market sentiment is against us. This approach proved its mettle over the past six months, when some of our larger positions began to receive wider attention from investors.



5  Oppenheimer Quest Opportunity Value Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

For example, financial services giant Citigroup, Inc. rallied when investors recognized that the integration of Travelers Corp. and Citibank was going well after a shaky start. In addition, Citigroup, Inc. benefited from better-than-expected economic conditions in Latin America, where the company has an extensive presence. Similarly, McDonald's Corp. shares rose when overseas earnings remained strong and the company took steps to improve its domestic operations.

Given the wide disparity in valuations within the stock market, have you been finding attractive values in companies you want to own?

Surprisingly, no. We made relatively few new purchases over the past six months. That's primarily because the types of companies we seek--those that have good control over their businesses and are profitable--are generally expensive relative to their earnings. In our view, good values have been hard to find. We believe that, at current price levels, the stock market expects the U.S.
economy to remain robust with low inflation, and that any disappointments will cause highly valued stocks to decline. In our opinion, few investors appear to be thinking about the risks of such stocks.


6  Oppenheimer Quest Opportunity Value Fund

How have you managed the portfolio in this environment?

As value managers, we've been paying close attention to the price levels at which the portfolio's holdings are trading relative to their average valuations over the past ten years. If stocks are selling at the high end of that range, we look for a compelling reason why. If we can't find one, we'll sell or reduce that position.

What stocks contributed most positively to performance?

We've already discussed Citigroup, Inc. and McDonald's Corp., which performed quite well. We also received attractive returns from UAL Corp., which was up sharply in the first quarter of 1999 based on analysts' expectations of higher earnings. The stock was selling at about six times earnings before the rally, and rose to about eight times earnings as of April 30.

      Strong returns were also provided by media conglomerate Time Warner, Inc. The company's stock rose in response to merger and acquisition activity in the cable television industry, where Time Warner, Inc. is a leader. In addition, the company announced an alliance with a major telecommunications company to offer telephone service for residential customers over its cable systems.


7  Oppenheimer Quest Opportunity Value Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(1)

Class A
1 year    5 year    10 year
-----------------------------
-5.92%    17.97%    16.28%
-----------------------------

Class B
                    Since
1 year    5 year    Inception
-----------------------------
-5.40%    18.55%    16.30%
-----------------------------

Class C
                    Since
1 year    5 year    Inception
-----------------------------
-1.63%    18.74%    16.37%
-----------------------------

Class Y
                    Since
1 year    5 year    Inception
-----------------------------
0.16%     N/A       14.13%
-----------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

What stocks were most disappointing over the past six months?

Mortgage originator Freddie Mac, the Fund's second largest stock position as of April 30, declined amid investors' concerns that new government regulations might adversely affect earnings. In our view, these concerns are largely unjustified, as evidenced by the company's strong earnings growth in the first quarter of 1999. We continue to believe that the company represents extremely good value.

    A large food and tobacco company also disappointed. When we originally bought the stock, it appeared that the company had solved its litigation problems. Yet, the federal government recently announced that it is considering suing the tobacco industry. In addition, for the first time, this particular company lost a suit brought by an individual customer. In the wake of this news, we eliminated the position from the portfolio.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 1/3/89. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception on 9/1/93). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have an inception date of 9/1/93. Class Y shares were first publicly offered on 12/16/96 and are not available for sale to individual shareholders. Class A shares are subject to an annual 0.25% asset-based sales charge while Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.
2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.


8  Oppenheimer Quest Opportunity Value Fund

Asset Allocation(2)

[PIE CHART APPEARS HERE]

o Stocks              75.3%

o Cash equivalents    15.1

o Bonds                9.6

What is your outlook for the Fund?

We are optimistic that the Fund will provide better returns when investors once again turn their attention to value, as we believe they inevitably will. In the meantime, we have maintained the highly disciplined investment approach that has historically produced excellent risk-adjusted returns. We are confident that our value-oriented approach is economically sensible and should continue to support attractive long-term returns. In fact, maintaining our discipline amid unfavorable market conditions is a key component of what makes OppenheimerFunds The Right Way to Invest.

Top 10 Stock Holdings(2)
---------------------------------------------------------
Citigroup, Inc.                                       6.8%
---------------------------------------------------------
Freddie Mac                                           6.7
---------------------------------------------------------
McDonald's Corp.                                      5.3
---------------------------------------------------------
Wells Fargo & Co.                                     5.0
---------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                       4.2
---------------------------------------------------------
News Corp. Ltd.                                       3.4
---------------------------------------------------------
Computer Associates Int'l, Inc.                       3.3
---------------------------------------------------------
Diageo plc                                            3.1
---------------------------------------------------------
Boeing Co.                                            2.9
---------------------------------------------------------
UAL Corp.                                             2.7
---------------------------------------------------------

Top 5 Stock Sectors(2)
---------------------------------------------------------
Financial                                            24.8%
---------------------------------------------------------
Capital Goods                                        12.7
---------------------------------------------------------
Consumer Staples                                      9.4
---------------------------------------------------------
Basic Materials                                       7.8
---------------------------------------------------------
Technology                                            7.5
---------------------------------------------------------


9  Oppenheimer Quest Opportunity Value Fund

Financials
--------------------------------------------------------------------------------


10  Oppenheimer Quest Opportunity Value Fund

------------------------------------------------------------------------------
Statement of Investments April 30, 1999 (Unaudited)
------------------------------------------------------------------------------

                                                                  Market Value
                                                    Shares        See Note 1
==============================================================================
Common Stocks--73.9%
------------------------------------------------------------------------------
Basic Materials--7.7%
------------------------------------------------------------------------------
Chemicals--6.2%
Cabot Corp.                                           100,000     $  2,700,000
------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                     2,600,000      183,625,000
------------------------------------------------------------------------------
Monsanto Co.                                        2,000,000       90,500,000
                                                                 -------------
                                                                   276,825,000

------------------------------------------------------------------------------
Paper--1.5%
Champion International Corp.                        1,215,000       66,445,312
------------------------------------------------------------------------------
Capital Goods--12.5%
------------------------------------------------------------------------------
Aerospace/Defense--2.9%
Boeing Co.                                          3,161,300      128,427,812
------------------------------------------------------------------------------
Manufacturing--9.6%
Avery-Dennison Corp.                                  700,000       47,775,000
------------------------------------------------------------------------------
Caterpillar, Inc.                                   1,375,900       88,573,562
------------------------------------------------------------------------------
ITT Industries, Inc.                                2,850,000      102,600,000
------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                1,200,000      106,800,000
------------------------------------------------------------------------------
Textron, Inc.                                         640,000       58,960,000
------------------------------------------------------------------------------
United Technologies Corp.                             200,000       28,975,000
                                                                 -------------
                                                                   433,683,562

------------------------------------------------------------------------------
Communication Services--2.3%
------------------------------------------------------------------------------
Telecommunications: Long Distance--2.3%
Sprint Corp. (Fon Group)                            1,000,000      102,562,500
------------------------------------------------------------------------------
Consumer Cyclicals--7.2%
------------------------------------------------------------------------------
Autos & Housing--0.7%
Security Capital Group, Inc., Cl. A(1)                 48,627       32,823,225
------------------------------------------------------------------------------
Media--5.8%
News Corp. Ltd., Sponsored ADR, Preference          4,970,100      151,898,681
------------------------------------------------------------------------------
Time Warner, Inc.                                   1,557,500      109,025,000
                                                                 -------------
                                                                   260,923,681

------------------------------------------------------------------------------
Retail: General--0.7%
Nordstrom, Inc.                                       959,800       33,772,963
------------------------------------------------------------------------------
Consumer Staples--9.2%
------------------------------------------------------------------------------
Broadcasting--0.8%
Chancellor Media Corp.(1)                             675,100       37,046,113
------------------------------------------------------------------------------
Entertainment--5.2%
McDonald's Corp.                                    5,500,000      233,062,500


11  Oppenheimer Quest Opportunity Value Fund

------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
------------------------------------------------------------------------------
                                                                  Market Value
                                                    Shares        See Note 1
==============================================================================
Food--3.1%
Diageo plc, Sponsored ADR                           3,000,000     $138,375,000
------------------------------------------------------------------------------
Household Goods--0.1%
Avon Products, Inc.                                   119,000        6,463,188
------------------------------------------------------------------------------
Financial--24.4%
------------------------------------------------------------------------------
Banks--7.1%
M&T Bank Corp.                                        170,000       95,030,000
------------------------------------------------------------------------------
Wells Fargo Co.                                     5,150,000      222,415,625
                                                                 -------------
                                                                   317,445,625

------------------------------------------------------------------------------
Diversified Financial--14.6%
Citigroup, Inc.                                     4,000,000      301,000,000
------------------------------------------------------------------------------
Freddie Mac                                         4,700,000      294,925,000
------------------------------------------------------------------------------
Household International, Inc.                       1,200,000       60,375,000
                                                                 -------------
                                                                   656,300,000

------------------------------------------------------------------------------
Insurance--2.7%
ACE Ltd.                                            2,494,400       75,455,600
------------------------------------------------------------------------------
XL Capital Ltd.                                       771,400       46,814,338
                                                                 -------------
                                                                   122,269,938

------------------------------------------------------------------------------
Healthcare--0.7%
------------------------------------------------------------------------------
Healthcare/Drugs--0.7%
American Home Products Corp.                          525,000       32,025,000
------------------------------------------------------------------------------
Technology--7.3%
------------------------------------------------------------------------------
Computer Hardware--1.0%
Compaq Computer Corp.                               2,100,000       46,856,250
------------------------------------------------------------------------------
Computer Software--3.5%
Cadence Design Systems, Inc.(1)                     1,062,400       14,408,800
------------------------------------------------------------------------------
Computer Associates International, Inc.             3,400,000      145,137,500
                                                                 -------------
                                                                   159,546,300

------------------------------------------------------------------------------
Electronics--2.8%
Motorola, Inc.                                      1,000,000       80,125,000
------------------------------------------------------------------------------
Unitrode Corp.(1)(2)                                2,507,500       44,351,406
Varian Medical Systems, Inc.                          150,000        2,578,125
                                                                 -------------
                                                                   127,054,531

------------------------------------------------------------------------------
Transportation--2.6%
------------------------------------------------------------------------------
Air Transportation--2.6%
UAL Corp.(1)                                        1,450,000      117,087,500
                                                                 -------------
Total Common Stocks (Cost $2,393,890,198)                        3,328,996,000


12  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        Face              Market Value
                                                        Amount            See Note 1
========================================================================================
U.S. Government Obligations--9.5%
----------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 5/15/05                                           $  400,000,000   $  423,500,000
7.50%, 11/15/01--5/15/02                                      2,000,000        2,119,375
7.875%, 8/15/01                                                 550,000          582,485
                                                                          --------------
Total U.S. Government Obligations (Cost $428,980,405)                        426,201,860

========================================================================================
Short-Term Notes--14.8%(3)
----------------------------------------------------------------------------------------
American Express Credit Corp.:
4.76%, 6/7/99                                                50,000,000       49,755,389
4.78%, 5/20/99                                               50,000,000       49,873,861
4.83%, 5/5/99                                                 3,677,000        3,675,027
----------------------------------------------------------------------------------------
Associates Corp. of North America, 4.78%, 5/17/99            40,215,000       40,129,565
----------------------------------------------------------------------------------------
Deere & Co., 4.79%, 5/3/99                                   21,749,000       21,743,212
----------------------------------------------------------------------------------------
Diageo Capital Corp., 4.92%, 5/4/99                          32,000,000       31,986,880
----------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.65%, 5/3/99                6,735,000        6,733,268
----------------------------------------------------------------------------------------
Ford Motor Credit Co., 4.78%, 5/20/99-6/1/99                 75,663,000       75,386,328
----------------------------------------------------------------------------------------
General Electric Capital Corp.:
4.79%, 5/13/99                                              143,930,000      143,700,458
4.85%, 5/3/99                                                 5,920,000        5,918,405
----------------------------------------------------------------------------------------
Goldman Sachs Group LP, 4.78%, 5/13/99                       75,000,000       74,880,500
----------------------------------------------------------------------------------------
John Deere Capital Corp.:
4.84%, 5/6/99                                                 5,005,000        5,001,636
7.75%, 6/7/99                                                50,000,000       49,755,903
----------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.:
4.76%, 5/26/99                                               50,000,000       49,834,722
4.79%, 6/4/99                                                50,000,000       49,773,806
----------------------------------------------------------------------------------------
Norwest Financial Corp., 4.80%, 5/27/99                       8,235,000        8,206,452
                                                                          --------------
Total Short-Term Notes (Cost $666,355,412)                                   666,355,412

----------------------------------------------------------------------------------------
Total Investments, at Value (Cost $3,489,226,015)                  98.2%   4,421,553,272
----------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                     1.8       78,969,644
                                                         --------------   --------------
Net Assets                                                        100.0%  $4,500,522,916
                                                         ==============   ==============

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 1999. The aggregate fair value of securities of all affiliated companies held by the Fund as of April 30, 1999, amounts to $44,351,406. Transactions during the period in which the issuer was an affiliate are as follows:

                   Shares             Gross        Gross          Shares
                   October 31, 1998   Additions    Reductions     April 30, 1999
--------------------------------------------------------------------------------
Unitrode Corp.     3,110,000          --           602,500        2,507,500

3. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


13  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $3,453,362,218)                    $ 4,377,201,866
Affiliated companies (cost $35,863,797)                              44,351,406
--------------------------------------------------------------------------------
Cash                                                                  3,669,664
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     74,428,320
Interest and dividends                                               16,288,442
Shares of beneficial interest sold                                    4,620,621
Other                                                                    29,112
                                                                ---------------
Total assets                                                      4,520,589,431

================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                               10,619,368
Investments purchased                                                 6,840,283
Distribution and service plan fees                                      891,935
Transfer and shareholder servicing agent fees                           682,079
Shareholder reports                                                     627,651
Trustees' compensation--Note 1                                          279,954
Custodian fees                                                           52,853
Other                                                                    72,392
                                                                ---------------
Total liabilities                                                    20,066,515

================================================================================
Net Assets                                                      $ 4,500,522,916
                                                                ===============

================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                      $     1,143,705
--------------------------------------------------------------------------------
Additional paid-in capital                                        3,228,821,533
--------------------------------------------------------------------------------
Overdistributed net investment income                                  (121,247)
--------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions            338,351,668
--------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                  932,327,257
                                                                ---------------
Net assets                                                      $ 4,500,522,916
                                                                ===============


                  14  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,923,200,763 and 48,415,951 shares of beneficial interest outstanding) $39.72

Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $42.14

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,059,853,314 and 52,728,350 shares of beneficial
interest outstanding)                                                     $39.07

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $461,374,413 and 11,817,522 shares of beneficial interest
outstanding)                                                              $39.04

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $56,094,426 and 1,408,634 shares of beneficial interest
outstanding)                                                              $39.82

See accompanying Notes to Financial Statements.


                  15  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

====================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $277,788)               $  26,390,980
------------------------------------------------------------------------------------
Interest                                                                  14,847,724
                                                                       -------------
Total income                                                              41,238,704

====================================================================================
Expenses
Management fees--Note 4                                                   19,040,445
------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                    4,849,436
Class B                                                                    9,933,132
Class C                                                                    2,295,539
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4
Class A                                                                    1,360,885
Class B                                                                    1,555,350
Class C                                                                      339,294
Class Y                                                                       60,808
------------------------------------------------------------------------------------
Shareholder reports                                                          803,857
------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                               269,376
------------------------------------------------------------------------------------
Custodian fees and expenses                                                   85,506
------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                   29,689
------------------------------------------------------------------------------------
Other                                                                        638,406
                                                                       -------------
Total expenses                                                            41,261,723
Less expenses paid indirectly--Note 4                                         (1,231)
                                                                       -------------
Net expenses                                                              41,260,492

====================================================================================
Net Investment Loss                                                          (21,788)

------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain on investments:
Unaffiliated companies                                                   339,419,302
Affiliated companies                                                       1,231,848
                                                                       -------------
Net realized gain                                                        340,651,150

------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments     294,041,646
                                                                       -------------
Net realized and unrealized gain                                         634,692,796

====================================================================================
Net Increase in Net Assets Resulting from Operations                   $ 634,671,008
                                                                       =============

See accompanying Notes to Financial Statements.


                  16  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended   Year Ended
                                                         April 30 1999      October 31,
                                                         (Unaudited)        1998
========================================================================================
Operations
Net investment income (loss)                             $      (21,788)  $   26,542,421
----------------------------------------------------------------------------------------
Net realized gain                                           340,651,150      226,520,449
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation       294,041,646      (42,135,039)
                                                         --------------   --------------
Net increase in net assets resulting from operations        634,671,008      210,927,831

========================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                     (16,812,029)      (9,231,256)
Class B                                                      (7,873,963)      (2,214,613)
Class C                                                      (1,648,538)        (509,042)
Class Y                                                        (285,979)        (144,826)
----------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                    (100,566,948)     (54,377,169)
Class B                                                    (102,843,954)     (51,630,451)
Class C                                                     (24,240,785)     (13,039,020)
Class Y                                                      (1,153,376)        (470,723)

========================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                    (266,162,477)     146,362,570
Class B                                                    (109,787,578)     259,717,702
Class C                                                     (53,106,175)      33,985,827
Class Y                                                      28,878,971        7,211,645

========================================================================================
Net Assets
Total increase (decrease)                                   (20,931,823)     526,588,475
----------------------------------------------------------------------------------------
Beginning of period                                       4,521,454,739    3,994,866,264
                                                         --------------   --------------
End of period [including undistributed (overdistributed)
net investment income of $(121,247) and $26,521,050,
respectively]                                            $4,500,522,916   $4,521,454,739
                                                         ==============   ==============

See accompanying Notes to Financial Statements.


                  17  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                             Class A
                                             -----------------------------------------
                                             Six Months
                                             Ended
                                             April 30,
                                             1999        Year Ended October 31,
                                             (Unaudited) 1998       1997       1996(2)
======================================================================================
Per Share Operating Data
Net asset value, beginning of period         $36.44      $35.62     $29.89     $24.59
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   (.19)        .31        .16        .10
Net realized and unrealized gain               5.63        1.72       6.46       5.62
                                             ------      ------     ------     ------
Total income from investment
operations                                     5.44        2.03       6.62       5.72

--------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income           (.31)       (.18)      (.11)      (.13)
Distributions from net realized gain          (1.85)      (1.03)      (.78)      (.29)
                                             ------      ------     ------     ------
Total dividends and distributions
to shareholders                               (2.16)      (1.21)      (.89)      (.42)
--------------------------------------------------------------------------------------
Net asset value, end of period               $39.72      $36.44     $35.62     $29.89
                                             ======      ======     ======     ======
--------------------------------------------------------------------------------------

======================================================================================
Total Return, at Net Asset Value(4)           15.61%       5.83%     22.66%     23.56%

======================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)      $1,923      $2,027     $1,839     $  897
--------------------------------------------------------------------------------------
Average net assets (in millions)             $1,955      $2,071     $1,399     $  609
--------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          0.28%(5)    0.85%      0.67%      0.64%
Expenses(6)                                    1.59%(5)    1.54%      1.54%      1.62%

--------------------------------------------------------------------------------------
Portfolio turnover rate(7)                       31%         45%        30%        25%

1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
3. Based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                  18  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      Class B
                                             ----------------------   -----------------------------------------------------------
                                                                      Six Months
                                                                      Ended
                                                                      April 30,
                                             Year Ended October 31,   1999        Year Ended October 31,
                                             1995       1994        (Unaudited)   1998       1997      1996(2)   1995      1994
=================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $19.69     $18.71       $35.79       $35.05     $29.49    $24.33    $19.59    $18.70
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    .23(3)     .18(3)      (.05)         .13        .06       .05       .11       .08(3)
Net realized and unrealized gain               5.40       1.35         5.32         1.68       6.31      5.47      5.36      1.34
                                             ------     ------       ------       ------     ------    ------    ------    ------
Total income from investment
operations                                     5.63       1.53         5.27         1.81       6.37      5.52      5.47      1.42

---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income           (.12)      (.33)        (.14)        (.04)      (.03)     (.07)     (.12)     (.31)
Distributions from net realized gain           (.61)      (.22)       (1.85)       (1.03)      (.78)     (.29)     (.61)     (.22)
                                             ------     ------       ------       ------     ------    ------    ------    ------
Total dividends and distributions
to shareholders                                (.73)      (.55)       (1.99)       (1.07)      (.81)     (.36)     (.73)     (.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $24.59     $19.69       $39.07       $35.79     $35.05    $29.49    $24.33    $19.59
                                             ======     ======       ======       ======     ======    ======    ======    ======
---------------------------------------------------------------------------------------------------------------------------------

=================================================================================================================================
Total Return, at Net Asset Value(4)           29.88%      8.41%       15.36%        5.29%     22.05%    22.92%    29.19%     7.84%

=================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)      $  367     $  163       $2,060       $1,996     $1,706    $  719    $  218    $   43
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $  252     $  137       $2,003       $1,976     $1,239    $  426    $  117    $   16
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          1.02%      0.96%       (0.23)%(5)    0.35%      0.17%     0.12%     0.48%     0.43%
Expenses(6)                                    1.69%      1.78%        2.10%(5)     2.04%      2.03%     2.14%     2.21%     2.34%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                       21%        42%          31%          45%        30%       25%       21%       42%

5. Annualized.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $1,256,437,183 and $2,142,679,756, respectively.


                  19  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                               Class C
                                               ------------------------------------------
                                               Six Months
                                               Ended
                                               April 30,
                                               1999          Year Ended October 31,
                                               (Unaudited)   1998           1997
=========================================================================================
Per Share Operating Data
Net asset value, beginning of period           $35.75        $35.01         $29.45
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.06)          .13            .06
Net realized and unrealized gain                 5.33          1.68           6.30
                                               ------        ------         ------
Total income from investment
operations                                       5.27          1.81           6.36

-----------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.13)         (.04)          (.02)
Distributions from net realized gain            (1.85)        (1.03)          (.78)
                                               ------        ------         ------
Total dividends and distributions
to shareholders                                 (1.98)        (1.07)          (.80)
-----------------------------------------------------------------------------------------
Net asset value, end of period                 $39.04        $35.75         $35.01
                                               ======        ======         ======

=========================================================================================
Total Return, at Net Asset Value(4)             15.36%         5.29%         22.05%

=========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)        $  461        $  476         $  434
-----------------------------------------------------------------------------------------
Average net assets (in millions)               $  463        $  487         $  316
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           (0.23)%(5)     0.35%          0.17%
Expenses(6)                                      2.09%(5)      2.04%          2.04%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(7)                         31%           45%            30%

1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
3. Based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                  20  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         Class Y
                                               ----------------------------------        -----------------------------------
                                                                                         Six Months
                                                                                         Ended
                                                                                         April 30,
                                               Year Ended October 31,                    1999          Year Ended October 31,
                                               1996(2)        1995         1994          (Unaudited)   1998           1997(1)
============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $24.31         $19.58       $18.70        $36.64        $35.77         $29.93
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .06            .08(3)       .08(3)        .40           .48            .17
Net realized and unrealized gain                 5.44           5.38         1.33          5.09          1.74           5.67
                                               ------         ------       ------        ------        ------         ------
Total income from investment
operations                                       5.50           5.46         1.41          5.49          2.22           5.84

----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.07)          (.12)        (.31)         (.46)         (.32)            --
Distributions from net realized gain             (.29)          (.61)        (.22)        (1.85)        (1.03)            --
                                               ------         ------       ------        ------        ------         ------
Total dividends and distributions
to shareholders                                  (.36)          (.73)        (.53)        (2.31)        (1.35)            --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $29.45         $24.31       $19.58        $39.82        $36.64         $35.77
                                               ======         ======       ======        ======        ======         ======

============================================================================================================================
Total Return, at Net Asset Value(4)             22.89%         29.16%        7.78%        15.72%         6.38%         19.51%

============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)        $  181         $   50       $    7        $   56        $   23         $   15
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $  105         $   24       $    3        $   28        $   20         $    6
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            0.12%          0.37%        0.43%         0.44%(5)      1.39%          1.30%(5)
Expenses(6)                                      2.14%          2.31%        2.35%         1.39%(5)      1.00%          0.91%(5)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                         25%            21%          42%           31%           45%            30%

5. Annualized.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $1,256,437,183 and $2,142,679,756, respectively. See accompanying Notes to Financial Statements.


                  21  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors. The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  22  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 1999, a provision of $196,503 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $279,768 as of April 30, 1999.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  23  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended April 30, 1999   Year Ended October 31, 1998
                           -------------------------------   ---------------------------
                           Shares           Amount           Shares          Amount
=========================================================================================
Class A:
Sold                         4,535,285      $ 165,822,680     15,821,067     $ 583,239,788
Dividends and
distributions reinvested     3,117,020        110,841,216      1,742,757        61,154,538
Redeemed                   (14,867,587)      (542,826,373)   (13,576,905)     (498,031,756)
                           -----------      -------------    -----------     -------------
Net increase (decrease)     (7,215,282)     $(266,162,477)     3,986,919     $ 146,362,570
                           ===========      =============    ===========     =============
------------------------------------------------------------------------------------------
Class B:
Sold                         3,010,353      $ 108,680,444     12,868,364     $ 469,045,381
Dividends and
distributions reinvested     2,987,951        104,728,077      1,478,196        51,190,003
Redeemed                    (9,039,581)      (323,196,099)    (7,254,611)     (260,517,682)
                           -----------      -------------    -----------     -------------
Net increase (decrease)     (3,041,277)     $(109,787,578)     7,091,949     $ 259,717,702
                           ===========      =============    ===========     =============
------------------------------------------------------------------------------------------
Class C:
Sold                           897,499      $  32,392,150      3,470,557     $ 126,532,813
Dividends and
distributions reinvested       707,827         24,788,082        374,287        12,946,527
Redeemed                    (3,087,052)      (110,286,407)    (2,934,835)     (105,493,513)
                           -----------      -------------    -----------     -------------
Net increase (decrease)     (1,481,726)     $ (53,106,175)       910,009     $  33,985,827
                           ===========      =============    ===========     =============
------------------------------------------------------------------------------------------
Class Y:
Sold                           956,315      $  35,254,833        319,320     $  11,839,211
Dividends and
distributions reinvested        40,420          1,439,355         17,532           615,549
Redeemed                      (211,475)        (7,815,217)      (142,310)       (5,243,115)
                           -----------      -------------    -----------     -------------
Net increase                   785,260      $  28,878,971        194,542     $   7,211,645
                           ===========      =============    ===========     =============


                  24  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

As of April 30, 1999, net unrealized appreciation on investments of $932,327,257 was composed of gross appreciation of $1,004,062,775, and gross depreciation of $71,735,518.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion, and 0.75% of average annual net assets in excess of $8 billion. The Fund's management fee for the six months ended April 30, 1999 was 0.86% of the average annual net assets for each class of shares.

            The Manager pays OpCap Advisors (the Sub-Advisor) monthly an annual fee based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 1999, the Manager paid $6,037,711 to the Sub-Advisor.

            For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,166,752, of which $572,018 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $478,180, $3,191,454 and $263,012, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $255,090 and $8,583, respectively. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $43,902, $3,944,087 and $56,356, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 1999, the Fund paid OFS $3,427,320.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                  25  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)

The Fund has adopted a Distribution and Service Plan for Class A shares to compensate OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.25% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Each fee is computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to compensate itself for its other expenditures under the Plan. During the six months ended April 30, 1999, OFDI paid $190,317 to an affiliated broker/dealer as compensation for Class A personal service and maintenance expenses and retained $1,800,848 as compensation for Class A sales commissions and service fee advances, as well as financing costs.

            The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI paid $62,510 and $29,409, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $7,859,153 and $892,244, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $38,834,991 for Class B and $3,931,670 for Class C.


                  26  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

               The Fund had no borrowings outstanding during the six months ended April 30, 1999.


                  27  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
Oppenheimer Quest Opportunity Value Fund
--------------------------------------------------------------------------------

A Series of Oppenheimer Quest For Value Funds

================================================================================
Officers and Trustees    Bridget A. Macaskill, Chairman of the Board of Trustees
                           and President
                         Paul Y. Clinton, Trustee
                         Thomas W. Courtney, Trustee
                         Robert G. Galli, Trustee
                         Lacy B. Herrmann, Trustee
                         George Loft, Trustee
                         Robert C. Doll, Jr., Vice President
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Sub-Advisor              OpCap Advisors

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of Portfolio   Citibank, N.A.
Securities

================================================================================
Independent Accountants  PricewaterhouseCoopers LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

                         This is a copy of a report to shareholders of Oppenheimer Quest Opportunity Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Opportunity Value Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                  28  Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

================================================================================
Real Asset Funds
--------------------------------------------------------------------------------
Real Asset Fund           Gold & Special Minerals Fund

================================================================================
Global Stock Funds
--------------------------------------------------------------------------------
Developing Markets Fund  International Growth Fund   Global Growth & Income Fund
International Small      Global Fund                 Europe Fund
  Company Fund           Quest Global Value Fund

================================================================================
Stock Funds
--------------------------------------------------------------------------------
Enterprise Fund           MidCap Fund                Growth Fund
Discovery Fund            Capital Appreciation Fund  Large Cap Growth Fund
Quest Small Cap Value     Quest Capital Value Fund   Disciplined Value Fund
   Fund                                              Quest Value Fund

================================================================================
Stock & Bond Funds
--------------------------------------------------------------------------------
Main Street Growth &      Total Return Fund          Multiple Strategies Fund
  Income Fund(1)          Quest Balanced             Disciplined Allocation Fund
Quest Opportunity           Value Fund               Convertible Securities Fund
  Value Fund              Capital Income Fund(2)

================================================================================
Taxable Bond Funds
--------------------------------------------------------------------------------
International Bond Fund   Champion Income Fund       U.S. Government Trust
World Bond Fund           Strategic Income Fund      Limited-Term Government
High Yield Fund           Bond Fund                    Fund

================================================================================
Municipal Bond Funds
--------------------------------------------------------------------------------
California Municipal      Pennsylvania Municipal     Rochester Division:
  Fund(3)                   Fund(3)
Florida Municipal         Municipal Bond Fund        Rochester Fund Municipals
  Fund(3)
New Jersey Municipal      Insured Municipal Fund     Limited Term New York
  Fund(3)
New York Municipal        Intermediate Municipal     Municipal Fund
Fund(3)                     Fund
================================================================================
Money Market Funds(4)
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Money Market Fund         Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                  29  Oppenheimer Quest Opportunity Value Fund
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                            Information and Services

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As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

Internet

24-hr access to account information and transactions
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 www.oppenheimerfunds.com
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General Information

Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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Telephone Transactions

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PhoneLink

24-hr automated information and automated transactions
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Telecommunication Device for the Deaf (TDD)

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OppenheimerFunds Information Hotline

24 hours a day, timely and insightful messages on the economy and issues that affect your investments
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Transfer and Shareholder Servicing Agent
OppenheimerFunds Services,
P.O. Box 5270, Denver, CO 80217-5270

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                              OppenheimerFunds(R)
                                Distributor, Inc.

RS0236.001.0499  June 29, 1999